Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Fixed Assets

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Computer equipment	55,636	63,453	9,074
Office building	5,309	5,444	778
Office building related facility, machinery and equipment	4,222	4,347	622
Vehicles and related machinery and equipment	1,604	1,931	276
Office equipment	1,138	1,142	163
Leasehold improvements	549	505	72
Construction in progress	621	563	81

	69,079	77,385	11,066
Accumulated depreciation and impairment	(38,977)	(51,104)	(7,308)

	30,102	26,281	3,758